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July 25, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549
ATTN: Document Control - Edgar

RE:  RiverSource of New York Variable Annuity Account ("Registrant")
       RiverSource RAVA 5 Advantage Variable Annuity
       (Offered for contract applications signed after 4/30/2012) RiverSource RAVA 5 Select Variable Annuity
       (Offered for contract applications signed after 4/30/2012) RiverSource RAVA 5 Access Variable Annuity
       (Offered for contract applications signed after  4/30/2012)

     File Nos. 333-179335/811-07355

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the supplement to the prospectus for the above-referenced variable annuities does not differ from that contained in Registrant's Post-Effective Amendment No. 2 (Amendment). This Amendment was filed electronically on July 6, 2012.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Dixie Carroll
---------------------------------
Dixie Carroll
Assistant General Counsel and
Assistant Secretary